Acquisitions and Dispositions (Schedule of Preliminary Allocation of Purchase Price to Assets Acquired and Liabilities Assumed) (Detail) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016	Sep. 16, 2016	Dec. 31, 2015
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets [Abstract]
Goodwill	[1]	$ 6,405	$ 6,399		$ 3,294
Dominion Energy Questar Corporation
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets [Abstract]
Total current assets				$ 224
Investments	[2]			58
Property, plant and equipment	[3]			4,131
Goodwill				3,111
Total deferred charges and other assets, excluding goodwill				75
Total Assets				7,599
Total current liabilities	[4]			793
Long-term debt	[5]			963
Deferred income taxes				807
Regulatory liabilities				259
Asset retirement obligations				160
Other deferred credits and other liabilities				220
Total Liabilities				3,202
Total estimated purchase price				$ 4,397

[1]	Goodwill amounts do not contain any accumulated impairment losses.
[2]	Includes $40 million for an equity method investment in White River Hub. The fair value adjustment on the equity method investment in White River Hub is considered to be equity method goodwill and is not amortized.
[3]	Nonregulated property, plant and equipment, excluding land, will be depreciated over remaining useful lives primarily ranging from 9 to 18 years.
[4]	Includes $301 million of short-term debt, of which no amounts remain outstanding at December 31, 2017, as well as a $250 million variable interest rate term loan due in August 2017 that was paid in July 2017.
[5]	Unsecured senior and medium-term notes with maturities which range from 2017 to 2048 and bear interest at rates from 2.98% to 7.20%.